Intangible assets - Product lifecycle management (Details) - Product lifecycle management software Licences - GBP (£)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Remaining useful life measured as period of time intangible assets other than goodwill	22 months	34 months
Cost or valuation
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Carrying value	£ 263,000	£ 406,000